Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013	Feb. 28, 2014 Common units	Feb. 28, 2014 Subordinated Units	Feb. 28, 2014 General Partner Units
Entity Registrant Name	Summit Midstream Partners, LP
Entity Central Index Key	0001549922
Document Type	8-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float		$ 495,695,516
Entity Common Stock, Shares Outstanding			29,079,866	24,409,850	1,091,453
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY